PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Changes in benefit obligations and the fair value of plan assets for our pension and other postretirement benefit plans (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Changes in benefit obligations
Benefit obligation at January 1	$ 6,544	$ 6,376
Service cost	105	94	$ 93
Interest cost	306	322	232
Participant Contributions	6	5
Foreign currency exchange rate changes	(124)	27
Amendments	(2)	0
Net actuarial loss (gain)	(213)	375
Benefits Paid	(478)	(369)
Divestitures	(78)	0
Settlements	(22)	(287)
Curtailments	(1)	0
Special termination benefits	1	1
Other	1	0
Benefit obligation at December 31	6,045	6,544	6,376
Accumulated Benefit Obligation	6,008	6,463
Fair value of plan assets
Fair value of plan assets at January 1	7,260	7,158
Actual return on plan assets	345	537
Employer contributions	31	44
Participant Contributions	6	5
Foreign currency exchange rate changes	(203)	76
Transfers	(523)	0
Benefits Paid	(410)	(300)
Divestitures	(62)	0
Settlements	(9)	(260)
Fair value of plan assets at December 31	6,435	7,260	7,158
Net liability recognized	390	716
Settlement charges (credits)	(2)	81	(1)
Pension plans | Defined Benefit Plan, Funded Plan
Fair value of plan assets
Settlements	(259)
Settlement charges (credits)	76
Pension plans | Change in Assumptions for Defined Benefit Plans
Changes in benefit obligations
Net actuarial loss (gain)	(178)	129
Other postretirement benefit plans
Changes in benefit obligations
Benefit obligation at January 1	297	495
Service cost	3	4	7
Interest cost	17	27	17
Participant Contributions	18	9
Foreign currency exchange rate changes	(3)	(4)
Amendments	0	1
Net actuarial loss (gain)	11	14
Benefits Paid	(65)	(62)
Divestitures	(1)	0
Settlements	(92)	(187)
Curtailments	0	0
Special termination benefits	0	0
Other	0	0
Benefit obligation at December 31	185	297	495
Fair value of plan assets
Fair value of plan assets at January 1	176	373
Actual return on plan assets	6	17
Employer contributions	0	0
Participant Contributions	12	7
Foreign currency exchange rate changes	0	0
Transfers	0	0
Benefits Paid	(33)	(34)
Divestitures	0	0
Settlements	(92)	(187)
Fair value of plan assets at December 31	69	176	373
Net liability recognized	(116)	(121)
Settlement charges (credits)	(19)	$ (14)	$ 0
Other postretirement benefit plans | Defined Benefit Plan, Funded Plan
Fair value of plan assets
Settlements	(92)
Settlement charges (credits)	$ (19)